Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Liabilities Abstract
Opening balance	$ 3,464	$ 2,774
Cash movements
Repayment of lease liabilities	(1,358)	(1,057)
Non-cash movements
Interest accretion	314	229
New leases	1,843	1,518
Closing balance	$ 4,263	$ 3,464